INVESTMENTS IN SUBSIDIARIES - Financial information of subsidiaries that have material NCIs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in subsidiaries
Profit / (loss) attributable to material NCIs	$ 72	$ 78	$ 153
KaR-Tel
Investments in subsidiaries
Equity interest held by NCIs	25.00%	25.00%
Book values of material NCIs	$ 58	$ 94
Profit / (loss) attributable to material NCIs	$ 51	$ 50